SHARE BASED COMPENSATION - Share options repricing (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assumptions used to calculate the estimated fair value of the share options
Weighted-average grant-date fair value of the share options granted	¥ 38.29	¥ 69.34	¥ 54.55
Risk-free interest rate, Maximum (as a percent)	2.53%	2.98%	2.03%
Risk-free interest rate, Minimum (as a percent)	1.79%	2.45%	1.65%
Volatility, Minimum (as a percent)	43.40%	43.50%	43.60%
Volatility, Maximum (as a percent)	55.30%	48.30%	44.50%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Minimum
Assumptions used to calculate the estimated fair value of the share options
Exercise multiples	2.20%	2.20%	2.20%
Life of option (years)	4 years	4 years	4 years
Maximum
Assumptions used to calculate the estimated fair value of the share options
Exercise multiples	2.80%	2.80%	2.80%
Life of option (years)	6 years	6 years	5 years